SUBSEQUENT EVENTS (Details)								1 Months Ended
	Nov. 25, 2019 item USD ($)	Aug. 13, 2019 item USD ($)	May 20, 2019 item USD ($)	Jan. 30, 2019 Options item	Jan. 28, 2019 ₪ / shares shares	Jan. 28, 2019 $ / shares shares	May 21, 2017 USD ($)	May 27, 2018 ₪ / shares	Mar. 06, 2019 shares	Feb. 03, 2019 shares	Dec. 31, 2018 person	Dec. 31, 2017 person	Dec. 31, 2016 person
Disclosure of non-adjusting events after reporting period [line items]
Number of shares options granted	825,000	4,884,966	4,712,779	1,968,954			18,890,695
Number of grantees	13	19	41	4							8	9	9
Securities purchase agreement | 2018 Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Share issued price per share | ₪ / shares								₪ 0.947
Subsequent Events | ADS
Disclosure of non-adjusting events after reporting period [line items]
Threshold period for additional fund raise after closing of initial public offering of its ADSs					180 days	180 days
Subsequent Events | U.S. investor | ADS | 2018 Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued									1,170,707
Subsequent Events | Israeli investor | Ordinary shares | 2018 Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued										10,994,185
Subsequent Events | Securities purchase agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of common stock share outstanding					13.80%	13.80%
Subsequent Events | Securities purchase agreement | U.S. investor | ADS
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					1,170,707	1,170,707
Share issued price per share | $ / shares						$ 9.55
Subsequent Events | Securities purchase agreement | Israeli investor | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					10,944,185	10,944,185
Share issued price per share | (per share)					₪ 1.1693	$ 0.32
Subsequent Events | Securities purchase agreement | Investors | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued					46,115,395	46,115,395